Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property Plant And Equipment [Abstract]
Depreciation of property and equipment	$ 1,074	$ 1,120